UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report 2005

JUNE 30, 2005

♦	ALL CAP FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11% and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

PERFORMANCE UPDATE1

For the six months ended June 30, 2005, Class I shares of the Salomon Brothers Variable All Cap Fund, returned -2.08%. The Fund’s unmanaged benchmark, the Russell 3000 Indexviii returned -0.01% for the same period. The Lipper Variable Multi-Cap Core Funds Category Average2 decreased 0.59%.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(unaudited)

6 Months

Variable All Cap Fund — Class I Shares	-2.08%

Russell 3000 Index	-0.01%

Lipper Variable Multi-Cap Core Funds Category Average	-0.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Class II shares returned -2.26% over the six months ended June 30, 2005.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 146 funds in the Fund’s Lipper category, and excluding sales charges.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc. (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

Fund at a Glance

(unaudited)

Fund Expenses

(unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	(2.08)%	$1,000.00	$979.20	0.79%	$3.88
Class II	(2.26)	1,000.00	977.40	1.08	5.30
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions. If any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return. Past performance is no guarantee of future results.
(3)	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,020.88	0.79%	$3.96
Class II	5.00	1,000.00	1,019.44	1.08	5.41

(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

June 30, 2005 (unaudited)

Shares	Security	Value
COMMON STOCK — 91.8%
CONSUMER DISCRETIONARY — 14.8%
Auto Components — 0.5%
29,600	BorgWarner, Inc.	$1,588,632

Leisure Equipment & Products — 2.3%
209,800	Hasbro, Inc.	4,361,742
181,200	Mattel, Inc.	3,315,960

		7,677,702

Media — 9.1%
47,800	Clear Channel Communications, Inc.	1,478,454
171,900	Comcast Corp., Special Class A Shares*	5,148,405
135,200	Interpublic Group of Cos., Inc. (a)*	1,646,736
283,400	News Corp., Class A Shares	4,585,412
179,100	News Corp., Class B Shares (a)	3,019,626
136,400	Pearson PLC	1,607,793
276,000	Time Warner, Inc.*	4,611,960
109,100	Viacom, Inc., Class B Shares	3,493,382
166,900	Walt Disney Co.	4,202,542

		29,794,310

Multiline Retail — 1.7%
127,000	Costco Wholesale Corp.	5,692,140

Specialty Retail — 1.2%
101,700	Home Depot, Inc.	3,956,130

	TOTAL CONSUMER DISCRETIONARY	48,708,914

CONSUMER STAPLES — 3.1%
Beverages — 0.2%
10,600	Molson Coors Brewing Co., Class B Shares	657,200

Food & Staples Retailing — 1.3%
10,971	FHC Delaware, Inc. (b)*	52,112
188,500	Safeway, Inc.	4,258,215

		4,310,327

Food Products — 1.6%
204,100	Unilever PLC*	1,970,374
85,600	Unilever PLC, Sponsored ADR (a)	3,325,560

		5,295,934

	TOTAL CONSUMER STAPLES	10,263,461

ENERGY — 12.0%
Energy Equipment & Services — 4.2%
72,900	Baker Hughes, Inc.	3,729,564
60,900	GlobalSantaFe Corp.	2,484,720
106,200	Halliburton Co.	5,078,484
32,200	Schlumberger Ltd.	2,445,268

		13,738,036

Oil, Gas & Consumable Fuels — 7.8%
57,600	Anadarko Petroleum Corp.	4,731,840
14,500	BP PLC, Sponsored ADR	904,510
67,800	Canadian Natural Resources Ltd.	2,466,564
64,100	Chevron Corp.	3,584,472
18,600	ConocoPhillips	1,069,314
43,300	Exxon Mobil Corp.	2,488,451
125,000	Murphy Oil Corp.	6,528,750
209,600	Williams Cos., Inc.	3,982,400

		25,756,301

	TOTAL ENERGY	39,494,337

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
FINANCIALS — 17.4%
Commercial Banks — 1.2%
491	Mitsubishi Tokyo Financial Group, Inc.	$4,165,819

Diversified Financial Services — 7.9%
84,900	American Express Co.	4,519,227
69,800	Bank of New York Co., Inc.	2,008,844
151,556	JPMorgan Chase & Co.	5,352,958
169,400	MBNA Corp.	4,431,504
65,200	Merrill Lynch & Co., Inc.	3,586,652
60,400	Morgan Stanley	3,169,188
56,900	State Street Corp.	2,745,425

		25,813,798

Insurance — 7.9%
48,000	Ambac Financial Group, Inc.	3,348,480
62,700	American International Group, Inc.	3,642,870
54,100	Chubb Corp.	4,631,501
143,200	CNA Surety Corp. (a)*	2,126,520
28,000	Hartford Financial Services Group, Inc.	2,093,840
55,200	MGIC Investment Corp. (a)	3,600,144
163,000	PMI Group, Inc. (a)	6,353,740

		25,797,095

Real Estate — 0.4%
71,100	Digital Realty Trust, Inc.	1,235,718

	TOTAL FINANCIALS	57,012,430

HEALTH CARE — 11.9%
Biotechnology — 1.3%
28,500	Amgen, Inc.*	1,723,110
256,400	Aphton Corp.*	189,736
138,914	Enzo Biochem, Inc. (a)*	2,490,728

		4,403,574

Health Care Equipment & Supplies — 0.2%
17,300	Boston Scientific Corp.*	467,100

Pharmaceuticals — 10.4%
121,300	Abbott Laboratories	5,944,913
15,400	Eli Lilly and Co.	857,934
89,200	GlaxoSmithKline PLC, ADR (a)	4,327,092
101,700	Johnson & Johnson	6,610,500
134,500	Novartis AG, ADR (a)	6,380,680
178,400	Pfizer, Inc.	4,920,272
116,100	Wyeth	5,166,450

		34,207,841

	TOTAL HEALTH CARE	39,078,515

INDUSTRIALS — 7.5%
Aerospace & Defense — 2.6%
45,100	Boeing Co.	2,976,600
140,600	Raytheon Co.	5,500,272

		8,476,872

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
INDUSTRIALS (continued)
Airlines — 1.3%
301,700	Southwest Airlines Co. (a)	$4,202,681

Industrial Conglomerates — 1.8%
75,000	Honeywell International, Inc.	2,747,250
108,600	Tyco International Ltd.	3,171,120

		5,918,370

Machinery — 1.8%
47,800	Caterpillar, Inc.	4,555,818
22,400	Deere & Co.	1,466,976

		6,022,794

	TOTAL INDUSTRIALS	24,620,717

INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 4.3%
138,800	Cisco Systems, Inc.*	2,652,468
1,500,000	Lucent Technologies, Inc.*	4,365,000
220,000	Motorola, Inc.	4,017,200
181,500	Nokia OYJ, Sponsored ADR	3,020,160

		14,054,828

Computers & Peripherals — 0.6%
99,800	Electronics for Imaging, Inc. (a)*	2,099,792

Electronic Equipment & Instruments — 3.6%
135,200	Agilent Technologies, Inc.*	3,112,304
49,100	Maxwell Technologies, Inc.*	598,529
15,900	Samsung Electronics Co., Ltd., GDR (c)	3,804,075
1,158,600	Solectron Corp.*	4,391,094

		11,906,002

Internet Software & Services — 0.3%
35,000	InterActiveCorp (a)*	841,750

Office Electronics — 0.3%
112,000	IKON Office Solutions, Inc.	1,065,120

Semiconductors & Semiconductor Equipment — 3.9%
200,800	Applied Materials, Inc.	3,248,944
42,300	Novellus Systems, Inc.*	1,045,233
480,509	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,382,242
148,000	Texas Instruments, Inc.	4,154,360

		12,830,779

Software — 2.4%
270,400	Micromuse, Inc.*	1,530,464
239,300	Microsoft Corp.	5,944,212
83,000	RealNetworks, Inc. (a)*	412,510

		7,887,186

	TOTAL INFORMATION TECHNOLOGY	50,685,457

MATERIALS — 7.1%
Chemicals — 2.8%
90,600	Dow Chemical Co.	4,034,418
67,900	E.I. du Pont de Nemours and Co.	2,920,379
78,200	Engelhard Corp.	2,232,610

		9,187,407

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
MATERIALS (continued)
Metals & Mining — 3.1%
137,800	Alcoa, Inc.	$3,600,714
34,500	Allegheny Technologies, Inc.	761,070
74,900	Newmont Mining Corp.	2,923,347
85,200	RTI International Metals, Inc. (a)*	2,676,132
73,200	WGI Heavy Minerals, Inc.*	131,386

		10,092,649

Paper & Forest Products — 1.2%
63,100	Weyerhaeuser Co.	4,016,315

	TOTAL MATERIALS	23,296,371

TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 1.1%
150,000	SBC Communications, Inc.	3,562,500

Wireless Telecommunication Services — 1.4%
187,800	Vodafone Group PLC, Sponsored ADR	4,567,296

	TOTAL TELECOMMUNICATION SERVICES	8,129,796

UTILITIES — 0.1%
Multi-Utilities — 0.1%
29,200	Dynegy, Inc., Class A Shares (a)*	141,912

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $265,250,042)	301,431,910

Face Amount
SHORT-TERM INVESTMENTS — 17.3%
Repurchase Agreements — 8.3%
$13,000,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity — $13,001,210; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value — $13,260,002)	13,000,000
13,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05, Proceeds at maturity — $13,001,210; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $13,260,012)	13,000,000
1,231,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $1,231,115; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $1,268,606)	1,231,000

	Total Repurchase Agreements (Cost — $27,231,000)	27,231,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
SHORT-TERM INVESTMENTS (continued)
Securities Purchased from Securities Lending Collateral — 9.0%
29,402,437	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $29,402,437)	$29,402,437

	TOTAL SHORT-TERM INVESTMENTS (Cost — $56,633,437)	56,633,437

	TOTAL INVESTMENTS — 109.1% (Cost — $321,883,479#)	358,065,347
	Liabilities in Excess of Other Assets — (9.1)%	(29,782,403)

	TOTAL NET ASSETS — 100.0%	$328,282,944

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt.
GDR	—	Global Depositary Receipt.

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $321,883,479)	$358,065,347
Foreign currency, at value (Cost — $24,840)	24,703
Dividends and interest receivable	442,831
Receivable for securities sold	306,651
Receivable for Fund shares sold	48,639

Total Assets	358,888,171

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	29,402,437
Payable for securities purchased	764,200
Management fee payable	203,819
Payable for Fund shares repurchased	144,118
Directors’ fees payable	4,561
Distribution fees payable	3,377
Due to custodian	3,038
Transfer agent fees payable	119
Accrued expenses	79,558

Total Liabilities	30,605,227

Total Net Assets	$328,282,944

NET ASSETS:
Par value (Note 7)	$19,918
Paid-in capital in excess of par value	297,134,285
Undistributed net investment income	1,458,496
Accumulated net realized loss on investments and foreign currencies	(6,511,583)
Net unrealized appreciation of investments and foreign currencies	36,181,828

Total Net Assets	$328,282,944

Shares Outstanding:
Class I	18,918,662

Class II	999,004

Net Asset Value:
Class I	$16.48

Class II	$16.47

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Dividends	$2,321,750
Interest	496,038
Income from securities lending	20,024
Less: Foreign taxes withheld	(74,416)

Total Investment Income	2,763,396

EXPENSES:
Management fee (Note 2)	1,233,642
Shareholder reports (Note 5)	23,897
Distribution fees (Notes 2 and 5)	19,633
Custody	18,340
Directors’ fees	9,839
Audit and tax	9,319
Legal fees	7,839
Registration fees	3,930
Transfer agent fees (Note 5)	173
Miscellaneous expenses	1,242

Total Expenses	1,327,854

Net Investment Income	1,435,542

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	5,762,727
Foreign currencies	(8,640)

Net Realized Gain	5,754,087

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(14,611,359)
Foreign currencies	(40)

Change in Net Unrealized Appreciation/Depreciation	(14,611,399)

Net Loss on Investments and Foreign Currencies	(8,857,312)

Decrease in Net Assets From Operations	$(7,421,770)

See Notes to Financial Statements.

Statements of Changes in
Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$1,435,542	$1,648,879
Net realized gain	5,754,087	11,759,238
Change in net unrealized appreciation/depreciation	(14,611,399)	12,582,366

Increase (Decrease) in Net Assets From Operations	(7,421,770)	25,990,483

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	—	(1,756,300)

Decrease in Net Assets From Distributions to Shareholders	—	(1,756,300)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	11,060,304	70,048,900
Reinvestment of distributions	—	1,756,300
Cost of shares repurchased	(22,516,281)	(32,874,855)

Increase (Decrease) in Net Assets From Fund Share Transactions	(11,455,977)	38,930,345

Increase (Decrease) in Net Assets	(18,877,747)	63,164,528
NET ASSETS:
Beginning of period	347,160,691	283,996,163

End of period*	$328,282,944	$347,160,691

* Includes undistributed net investment income of:	$1,458,496	$22,954

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I
	2005(1)(2)		2004(1)	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.83		$15.62	$11.26	$15.10	$15.10	$13.67

Income (Loss) From Operations:
Net investment income	0.07		0.08	0.04	0.06	0.10	0.08
Net realized and unrealized gain (loss)	(0.42)		1.22	4.35	(3.84)	0.20	2.39

Total Income (Loss) From Operations	(0.35)		1.30	4.39	(3.78)	0.30	2.47

Less Distributions From:
Net investment income	—		(0.09)	(0.03)	(0.06)	(0.10)	(0.08)
Net realized gains	—		—	—	—	(0.20)	(0.96)

Total Distributions	—		(0.09)	(0.03)	(0.06)	(0.30)	(1.04)

Net Asset Value, End of Period	$16.48		$16.83	$15.62	$11.26	$15.10	$15.10

Total Return(3)	(2.08)%		8.31%	39.03%	(25.06)%	1.91%	18.24%
Net Assets, End of Period (000s)	$311,825		$331,473	$276,771	$175,775	$180,794	$68,725
Ratios to Average Net Assets:
Gross expenses	0.79	%(4)	0.89%	0.98%	0.97%	1.02%	1.27%
Net expenses(5)	0.79	(4)	0.89	0.98	0.97	1.00 (6)	1.00 (6)
Net investment income	0.89	(4)	0.53	0.32	0.50	1.02	0.88
Portfolio Turnover Rate	17%		29%	21%	128%	72%	98%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class II
	2005(1)(2)		2004(1)	2003(3)
Net Asset Value, Beginning of Period	$16.85		$15.62	$13.20

Income (Loss) From Operations:
Net investment income	0.05		0.05	0.00	(4)
Net realized and unrealized gain (loss)	(0.43)		1.21	2.42

Total Income (Loss) From Operations	(0.38)		1.26	2.42

Less Distributions From:
Net investment income	—		(0.03)	—

Total Distributions	—		(0.03)	—

Net Asset Value, End of Period	$16.47		$16.85	$15.62

Total Return(5)	(2.26)%		8.07%	18.33%
Net Assets, End of Period (000s)	$16,458		$15,688	$7,225
Ratios to Average Net Assets:
Expenses(6)	1.08	%(7)	1.19%	1.24	%(7)
Net investment income	0.61	(7)	0.28	0.06	(7)
Portfolio Turnover Rate	17%		29%	21%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period June 9, 2003 (inception date) to December 31, 2003.
(4)	Amount represents less than $0.01 per share.
(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(7)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Variable All Cap Fund (the “Fund”), is a separate non-diversified investment fund of Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Financial Statements

(unaudited) (continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the Funds within the Company based on each Fund’s relative net assets.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM a management fee which is calculated daily and paid monthly at the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1.5 billion	0.750%
Next $0.5 billion	0.700
Next $0.5 billion	0.650
Next $1.0 billion	0.600
Over $3.5 billion	0.500

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. The Fund does not pay SBFM an administration fee.

Notes to Financial Statements

(unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

During the six months ended June 30, 2005, CGM and its affiliates received brokerage commissions in the amount of $7,654 for the Fund.

All officers and one director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.  Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$50,045,302

Sales	$53,802,287

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,243,925
Gross unrealized depreciation	(12,062,057)

Net unrealized appreciation	$36,181,868

At June 30, 2005, the Fund loaned securities having a market value of $28,594,892. The Fund received cash collateral amounting to $29,402,437 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Effective July 29, 2005, the Fund, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the Fund was $4,732. Since the line of credit was established, there have been no borrowings.

5.  Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets attributable to Class II shares. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $19,633 for Class II shares.

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

Transfer Agent Fees
Class I	$142
Class II	31

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

Shareholder Reports Expenses
Class I	$20,239
Class II	3,658

6.  Distributions to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Net Investment Income
Class I	—	$1,727,840
Class II	—	28,460

	—	$1,756,300

7.  Capital Stock

At June 30, 2005, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses as discussed in Note 5.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class I
Shares sold	535,346	$8,754,919	3,441,124	$54,693,956
Shares issued on reinvestment	—	—	103,034	1,727,839
Shares repurchased	(1,308,443)	(21,325,643)	(1,575,587)	(25,136,134)

Net Increase (Decrease)	(773,097)	$(12,570,724)	1,968,571	$31,285,661

Class II
Shares sold	140,638	$2,305,385	956,478	$15,354,944
Shares issued on reinvestment	—	—	1,691	28,461
Shares repurchased	(72,767)	(1,190,638)	(489,465)	(7,738,721)

Net Increase	67,871	$1,114,747	468,704	$7,644,684

8.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

Notes to Financial Statements

(unaudited) (continued)

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

9.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order. If a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

Notes to Financial Statements

(unaudited) (continued)

10.  Capital Loss Carryforward

On December 31, 2004, the Fund had, for federal income tax purposes, capital loss carryforward of approximately $12,005,922, of which $6,947,320 expires in 2010 and $5,058,602 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

11.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval. Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

12.  Subsequent Event

On July 26,2005, the Board of Directors terminated the Administration Agreement with SBFM.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

DR. RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

ROBERT FEITLER

Executive Vice President

VINCENT GAO, CFA

Executive Vice President

JOHN G. GOODE

Executive Vice President

PETER J. HABLE

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

MARK J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief

Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and

Chief Legal Officer

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable All Cap Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

399 PARK AVENUE • NEW YORK, NEW YORK 10022	05-8964

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 2, 2005